PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-    PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2022	2021
Cost:

Leasehold improvements	$107,229	$53,011
Computers, peripheral equipment and electronic equipment	40,888	35,204
Internal use software	7,724	4,983
Office furniture and equipment	13,239	7,010
Vehicles	250	254

	169,330	100,462

Less - accumulated depreciation	60,592	50,025

Depreciated cost	$108,738	$50,437

Depreciation expense related to property and equipment, net was included in the following line items in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$3,533	$3,186	$2,654
Research and development, net	8,126	6,427	7,703
Selling and marketing	3,269	2,939	2,993
General and administrative	1,683	1,377	1,260

	$16,611	$13,929	$14,610

During 2022 and 2021, the Company recorded a reduction of $5,920 and $5,652 to the cost and accumulated depreciation of fully depreciated equipment no longer in use.